Brett Agnew Senior Vice President & Deputy General Counsel8300 Mills Civic Parkway, West Des Moines, IA 50266 Phone: 515-327-5890 | Department Fax: 515-221-4813 bagnew@sfgmembers.com

March 19, 2024

VIA EDGAR

Commissioners
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:    Midland National Life Insurance Company
Registration Statement on Form S-1

Commissioners:

On behalf of Midland National Life Insurance Company (the “Company”), we are transmitting for filing under the Securities Act of 1933, as amended (the “1933 Act”), the above-referenced initial Registration Statement on Form S-1 (the “Registration Statement”) describing the LiveWell Dynamic Annuity Contracts (the “Contracts”), flexible premium deferred registered index-linked and variable annuity contracts issued by the Company. The Contracts are registered on both Form S-1 (File No. 333-255059) and Form N-4 (File No. 333-255058). The Registration Statement carries forward the unsold interests currently registered on Form S-1 (File No. 333-255059) (the “Prior Registration Statement”) pursuant to Rule 415(a)(6) under the 1933 Act.

The Registration Statement is being filed for the purpose of (i) adding two new reference Indices for the Cycle Investments offered as investment options under the Contracts, (ii) including information for the fiscal year ended December 31, 2023 and other non-material updates, and (iii) “refreshing” the Prior Registration Statement pursuant to the three-year limitation on the offer and sale of securities that are offered and sold on a continuous basis under Rule 415(a)(5) under the 1933 Act.

Request for Selective Review
In reliance on Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), the Company respectfully requests selective review of the Registration Statement. Except as identified below, the disclosure set forth in the Registration Statement is substantially similar to the disclosure included in Post-Effective Amendment No. 4 to the Prior Registration Statement, which was declared effective by the Commission on November 13, 2023.

The only material change reflected in the Registration Statement is the addition of two new reference Indices for the Cycle Investments: the Nasdaq-100 Max 30TM Index (Bloomberg Ticker: NDXMAX30TM), and the Goldman Sachs DynaTrend Index (Bloomberg Ticker: DYNATRND). The Nasdaq-100 Max 30TM Index and the Goldman Sachs DynaTrend Index are new Indices which were each developed independently of the Company. The Company currently holds an exclusive license for the use of these two reference Indices.

With regard to each of the new reference Indices, the Company represents that:
1)The Index methodology will be publicly available on or before the date that Cycle Investments linked to such Index are available for investment by Contract Owners.
2)The components of the Index are actively traded.
3)There is no affiliation between the Index sponsor or administrator and the Company.
4)The Index can be replicated by a third party.
5)The Index is rules-based and the use of discretion in the Index’s calculation is limited to certain disruptive and extraordinary events, as detailed in the respective Index rules.

Other than the addition of the new reference Indices, the Company represents that the Registration Statement does not include any material changes compared to the Prior Registration Statement other than those that would be permitted by Rule 485(b) under the 1933 Act. Under these circumstances, the Company believes a limited review of the Registration Statement is appropriate. For the Staff’s convenience, a courtesy copy of the prospectus included in the Registration Statement marked against the prospectus included in Post-Effective Amendment No. 4 to the Prior Registration Statement will be provided to the Staff.

MidlandNational.com

Brett Agnew Senior Vice President & Deputy General Counsel8300 Mills Civic Parkway, West Des Moines, IA 50266 Phone: 515-327-5890 | Department Fax: 515-221-4813 bagnew@sfgmembers.com
At the appropriate time, the Company will file a Pre-Effective Amendment to the Registration Statement reflecting any disclosure changes made in response to Staff comments and any currently missing information, including any necessary financial statements and exhibits. At that time, the Company will file an acceleration request in which it will seek effectiveness no later than May 1, 2024. The Company intends to file a corresponding Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 333-255058) pursuant to Rule 485(b) under the 1933 Act, which will become automatically effective on May 1, 2024.

If we may assist you in any way in the processing of this filing, please contact the undersigned at 515-327-5890.

Very truly yours,

Sincerely,

/s/ Brett Agnew
Brett L. Agnew
Senior Vice President and Deputy General Counsel

MidlandNational.com